Segment and Geographical Information - Summary of Revenue from Customers for Major Service Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of major customers [line items]
Revenues	$ 491,125	$ 522,701
CANADA
Disclosure of major customers [line items]
Revenues	277,544	312,349
US
Disclosure of major customers [line items]
Revenues	192,493	189,883
International
Disclosure of major customers [line items]
Revenues	21,088	20,469
System Integration And Consulting Services [Member]
Disclosure of major customers [line items]
Revenues	368,248	397,950
System Integration And Consulting Services [Member] | CANADA
Disclosure of major customers [line items]
Revenues	241,422	264,542
System Integration And Consulting Services [Member] | US
Disclosure of major customers [line items]
Revenues	108,217	115,145
System Integration And Consulting Services [Member] | International
Disclosure of major customers [line items]
Revenues	18,609	18,263
Payrolling Services [Member]
Disclosure of major customers [line items]
Revenues	63,465	62,097
Payrolling Services [Member] | CANADA
Disclosure of major customers [line items]
Revenues	23,604	34,062
Payrolling Services [Member] | US
Disclosure of major customers [line items]
Revenues	37,382	25,834
Payrolling Services [Member] | International
Disclosure of major customers [line items]
Revenues	2,479	2,201
Software Revenue [Member]
Disclosure of major customers [line items]
Revenues	59,412	62,654
Software Revenue [Member] | CANADA
Disclosure of major customers [line items]
Revenues	12,518	13,745
Software Revenue [Member] | US
Disclosure of major customers [line items]
Revenues	46,894	48,904
Software Revenue [Member] | International
Disclosure of major customers [line items]
Revenues	$ 0	$ 5